Finance cost - Summary of Finance Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Material income and expense [abstract]
Change in fair value of embedded derivatives	$ (44,330,400)
Interest expense on convertible notes	(1,400,067)
Lease finance charges	(140,184)	$ (83,804)	$ (70,637)
Interest expense	(2,653)
Finance costs	$ (45,873,304)	$ (83,804)	$ (70,637)